Additional explanation for english translation	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Additional explanation for english translation
34.	Additional explanation for english translation
The accompanying financial statements are presented on the basis of the IFRS. In the event of any discrepancy, the Spanish language version prevails.